Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
20. Employee Benefit Plans
Changes in benefit obligation and plan assets, and the funded status for all plans
For the	Year ended December 31
millions of Canadian dollars	2019		2018
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Balance, January 1	$2,650	$350	$2,683	$356
Service cost	47	4	51	6
Plan participant contributions	8	5	8	5
Interest cost	102	14	95	13
Benefits paid	(130)	(23)	(143)	(33)
Actuarial (gains) losses	231	19	(133)	(25)
Settlements and curtailments	(20)	-	(18)	-
Foreign currency translation adjustment	(66)	(16)	107	28
Balance, December 31	2,822	353	2,650	350
Change in plan assets
Balance, January 1	2,300	49	2,408	45
Employer contributions	52	19	51	31
Plan participant contributions	8	5	8	5
Benefits paid	(130)	(23)	(143)	(33)
Actual return on assets, net of expenses	424	7	(105)	(3)
Settlements and curtailments	(7)	-	(18)	-
Foreign currency translation adjustment	(54)	(1)	99	4
Balance, December 31	2,593	56	2,300	49
Funded status, end of year	$(229)	$(297)	$(350)	$(301)

Plans with PBO/APBO in Excess of Plan Assets and Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
millions of Canadian dollars		2019	2018
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
PBO/APBO	$2,797	$323	$2,623	$318
Fair value of plan assets	2,557	7	2,264	6
Funded status	$(240)	$(316)	$(359)	$(312)

millions of Canadian dollars	2019	2018
	Defined benefit pension plans	Defined benefit pension plans
ABO	$2,665	$2,504
Fair value of plan assets	2,557	2,264
Funded status	$(108)	$(240)

Amounts recognized in the Consolidated Balance Sheets
As at	December 31		December 31
millions of Canadian dollars	2019		2018
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Other current liabilities	$(4)	$(18)	$(12)	$(19)
Long-term liabilities	(206)	(254)	(347)	(294)
Long-term liabilities associated with assets held for sale (1)	(30)	(44)	-	-
Other long-term assets	11	19	9	11
Amount included in deferred income tax	(7)	1	5	(2)
AOCI, net of tax and regulatory assets	524	72	628	60
Net amount recognized	$288	$(224)	$283	$(244)
(1) On March 25, 2019, Emera announced the sale of Emera Maine. As at December 31, 2019, Emera Maine's assets and liabilities were classified as held for sale. Refer to note 4 for further details.

Amounts Recognized in AOCI and Regulatory Assets
	Regulatory assets	Actuarial (gains) losses	Past service (gains) costs
millions of Canadian dollars
Defined Benefit Pension Plans
Balance, January 1, 2019	$389	$246	$(2)
Amortized in current period	(20)	(17)	1
Current year addition to AOCI or regulatory assets	6	(69)	-
Change in foreign exchange rate	(17)	-	-
Balance, December 31, 2019	$358	$160	$(1)
Non-pension benefits plans
Balance, January 1, 2019	$65	$(7)	$-
Amortized in current period	5	-	-
Current year addition to AOCI or regulatory assets	11	2	-
Change in foreign exchange rate	(3)	-	-
Balance, December 31, 2019	$78	$(5)	$-

	2019		2018
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Actuarial losses (gains)	$160	$(5)	$246	$(7)
Past service (gains) costs	(1)	-	(2)	-
Regulatory assets	358	78	389	65
Total AOCI and regulatory assets before deferred income taxes	517	73	633	58
Amount included in deferred income tax assets	7	(1)	(5)	2
Net amount in AOCI and regulatory assets	$524	$72	$628	$60

Benefit Cost Components
As at			Year ended December 31
millions of Canadian dollars	2019		2018
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Service cost	$47	$4	$51	$6
Interest cost	102	14	95	13
Expected return on plan assets	(147)	(2)	(138)	(2)
Current year amortization of:
Actuarial losses	16	-	33	(1)
Past service costs (gains)	(1)	-	(1)	-
Regulatory assets (liability)	20	(5)	26	(2)
Settlement, curtailments	1	-	4	-
Total	$38	$11	$70	$14

Pension Plan Asset Allocations
Canadian Pension Plans

Asset Class	Target Range at Market
Short-term securities	0%	to	5%
Fixed income	35%	to	50%
Equities:
Canadian	12%	to	22%
Non-Canadian	30%	to	55%

Non-Canadian Pension Plans

Asset Class	Target Range at MarketWeighted average
Fixed income	40%	to	45%
Equities	55%	to	60%

Cassification of the methodology used by the Company to fair value its investments
millions of Canadian dollars	NAV	Level 1	Level 2	Total	Percentage
			December 31, 2019
Cash and cash equivalents	$-	$44	$-	$44	2%
Net in-transits	-	(48)	-	(48)	-2%
Equity Securities:
Canadian equity	-	210	-	210	8%
US equity	-	388	-	388	15%
Other equity	-	176	-	176	7%
Fixed income securities:
Government	-	-	93	93	3%
Corporate	-	-	126	126	5%
Other	-	5	9	14	-%
Mutual funds	-	199	-	199	8%
Other	-	(5)	1	(4)	-%
Open-ended investments measured at NAV (1)	860	-	-	860	33%
Common collective trusts measured at NAV (2)	535	-	-	535	21%
Total	$1,395	$969	$229	$2,593	100%

		December 31, 2018
Cash and cash equivalents	$-	$30	$-	$30	1%
Net in-transits	-	(56)	-	(56)	-2%
Equity securities:
Canadian equity	-	191	-	191	8%
US equity	-	330	-	330	14%
Other equity	-	157	-	157	7%
Fixed Income securities:
Government	-	-	119	119	5%
Corporate	-	-	108	108	5%
Other	-	4	3	7	-
Mutual funds	-	132	-	132	6%
Other	-	8	4	12	1%
Open-ended investments measured at NAV (1)	820	-	-	820	36%
Common collective trusts measured at NAV (2)	450	-	-	450	19%
Total	$1,270	$796	$234	$2,300	100%
(1) NAV investments are open-ended registered and non-registered mutual funds, collective investment trusts, or pooled funds. NAV’s are calculated daily and the funds honor subscription and redemption activity regularly.
(2) The common collective trusts are private funds valued at NAV. The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and foreign issuers while others invest in long duration U.S. investment grade fixed income assets and seeks to increase return through active management of interest rate and credit risks. The funds honor subscription and redemption activity regularly.

Expected cash flows for defined benefit pension and other post-retirement benefit plans
millions of Canadian dollars	Defined benefit pension plans (1)	Non-pension benefit plans (2)
Expected employer contributions
2020	$44	$21
Expected benefit payments
2020	143	23
2021	154	23
2022	158	23
2023	165	23
2024	173	23
2025 – 2029	959	115
(1) Includes expected employer contributions related to Emera Maine of $3 million in 2020; and expected benefit payments related to Emera Maine of $10 million in 2020; $10 million in 2021; $11 million in 2022; $11 million in 2023; $12 million in 2024 and $62 million in 2025-2029.
(2) Includes expected employer contributions related to Emera Maine of $3 million in 2020; and expected benefit payments related to Emera Maine of $3 million in 2020; $3 million in 2021; $3 million in 2022; $3 million in 2023; $4 million in 2024 and $17 million in 2025-2029.

Assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans
Assumptions

The following table shows the assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans:
	2019		2018
(weighted average assumptions)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Benefit obligation – December 31:
Discount rate - past service	3.17%	3.27%	4.05%	4.30%
Discount rate - future service	3.21%	3.28%	4.05%	4.30%
Rate of compensation increase	3.32%	3.70%	3.30%	3.67%
Health care trend - initial (next year)	-	6.15%	-	6.39%
- ultimate	-	4.38%	-	4.45%
- year ultimate reached	-	2038	-	2035
Benefit cost for year ended December 31:
Discount rate - past and future service	4.05%	4.30%	3.55%	3.65%
Expected long-term return on plan assets	6.50%	2.81%	6.38%	3.73%
Rate of compensation increase	3.30%	3.67%	3.12%	3.28%
Health care trend - initial (current year)	-	6.39%	-	6.65%
- ultimate	-	4.45%	-	4.45%
- year ultimate reached	-	2035	-	2036
Figures shown are weighted averages. Actual assumptions used differ by plan.

Sensitivity Analysis for Non-Pension Benefits Plans and Defined Benefit Pension Plans
millions of Canadian dollars	Increase	Decrease
Service cost and interest cost	$1	$(1)
Accumulated post-retirement benefit obligation, December 31	16	(14)

millions of Canadian dollars	Increase	Decrease
Discount rate assumption	$(9)	$9
Asset rate assumption	(6)	6

Amounts to be Amortized in the Next Fiscal Year
Amounts to be Amortized in the Next Fiscal Year

The following table shows the amounts from the AOCL and regulatory assets, which are expected to be recognized as part of the net periodic benefit cost in fiscal 2020:

millions of Canadian dollars	Defined benefit pension plans	Non-pensionbenefit plans
Actuarial gains (losses)	$(14)	$-
Past service gains	(1)	-
Regulatory assets	(29)	(1)
Total	$(44)	$(1)